COLUMBIA TECHNOLOGY FUND
                                  (THE "FUND")
                 SUPPLEMENT TO PROSPECTUS DATED JANUARY 1, 2005
                            CLASS A, B,C AND D SHARES


Effective immediately, the information in the charts under the headings "Annual Fund Operating Expenses" and "Example Expenses" is being replaced in its entirety with the following:

================================================================================

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same

o  Reinvestment of all dividends and distributions

o  Class B shares convert to Class A shares after eight years


================================================================================

====================================================================================================================================
Annual Fund Operating Expenses (deducted directly from Fund Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS A            CLASS B            CLASS C            CLASS D

------------------------------------------------------------------------------------------------------------------------------------
Management fee (8) (%)                                          0.87              0.87               0.87               0.87
--------------------------------------------------------- ----------------- ------------------ ------------------ ------------------
Distribution and service (12b-1) fees (%)                       0.25 (9)          1.00               1.00               1.00
--------------------------------------------------------- ----------------- ------------------ ------------------ ------------------
Other expenses (10)  (%)                                        1.14              1.14               1.14               1.14
--------------------------------------------------------- ----------------- ------------------ ------------------ ------------------
Total annual fund operating expenses (10) (11) (%)              2.26              3.01               3.01               3.01
====================================================================================================================================


(8) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(9) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25%.

(10) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

(11) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) will not exceed 1.65% of the Fund's assets. This arrangement may be modified or terminated by the advisor at any time.

===================================================================================================================
Example Expenses  (your actual costs may be higher or lower)
-------------------------------------------------------------------------------------------------------------------
CLASS                                                       1 YEAR        3 YEARS       5 YEARS        10 YEARS

-------------------------------------------------------------------------------------------------------------------
Class A                                                      $791         $1,241         $1,715         $3,021
-------------------------------------------------------- ------------- -------------- ------------- ---------------
Class B: did not sell your shares                            $304           $930         $1,582         $3,152
         sold all your shares at the end of the period       $804         $1,230         $1,782         $3,152
-------------------------------------------------------- ------------- -------------- ------------- ---------------
Class C: did not sell your shares                            $304           $930         $1,582         $3,327
         sold all your shares at the end of the period       $404           $930         $1,582         $3,327
-------------------------------------------------------- ------------- -------------- ------------- ---------------
Class D: did not sell your shares                            $304           $930         $1,582         $3,327
         sold all your shares at the end of the period       $404           $930         $1,582         $3,327
===================================================================================================================



                                                                March 18, 2005

                            COLUMBIA TECHNOLOGY FUND
                                  (THE "FUND")
                 SUPPLEMENT TO PROSPECTUS DATED JANUARY 1, 2005
                                 CLASS Z SHARES


Effective immediately, the information in the charts under the headings "Annual Fund Operating Expenses" and "Example Expenses" is being replaced in its entirety with the following:

================================================================================

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o Reinvestment of all dividends and distributions


================================================================================

   ======================================================================
   Annual Fund Operating Expenses (deducted directly from Fund Assets)
   ----------------------------------------------------------------------
   Management fee (4) (%)                                     0.87
   ---------------------------------------------------- -----------------
   Distribution and service (12b-1) fees (%)                  0.00
   ---------------------------------------------------- -----------------
   Other expenses (5)  (%)                                    1.14
   ---------------------------------------------------- -----------------
   Total annual fund operating expenses (5) (6) (%)           2.01
   ======================================================================


(4) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(5) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

(6) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) will not exceed 1.65% of the Fund's assets. This arrangement may be modified or terminated by the advisor at any time.

   =========================================================================
   Example Expenses  (your actual costs may be higher or lower)
   -------------------------------------------------------------------------
               1 YEAR          3 YEARS           5 YEARS          10 YEARS

   -------------------------------------------------------------------------
                $204            $630             $1,083            $2,338
   =========================================================================

                                                              March 18, 2005